Supplemental Cash Flow Information (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 06, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stockholders' Equity Note [Line Items]
Cash interest payments		$ 384,290	$ 367,334	$ 351,430
Net income tax cash payments		130,469	$ 128,709	$ 108,295
Cash distributions declared	$ 18,975
Cash dividends declared (in dollars per share)	$ 0.14264
Series A Preferred Stock
Stockholders' Equity Note [Line Items]
Preferred stock dividends declared and paid		$ 18,052